Inventory (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory [Line Items]
Inventory, LIFO Reserve, Period Charge	$ 700,379	$ 13,908	$ (84,414)